Commitment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Capital Commitments
The Group has capital commitment that expect to incur in cash disbursements. Unfunded commitments not recognized as liabilities in private equity investment funds at December 31, 2020 and 2019 are as follow:

	2020	2019
Vinci Impacto e Retorno IV Feeder B	5,945	—
Vinci Capital Partners III Feeder FIP Multiestratégia	2,465	2,510
Nordeste III FIP Multiestratégia	1,967	2,798

	10,377	5,308